Balance Sheet (Parenthetical)	5 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, shares authorized	5,000,000
Preferred shares, shares outstanding	0
Common Class A [Member]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	450,000,000
Ordinary shares, shares issued	0
Ordinary shares, shares outstanding	0
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	45,000,000
Ordinary shares, shares issued	12,321,429
Ordinary shares, shares outstanding	12,321,429
Common Class B [Member] | Over-Allotment Option [Member]
Number of ordinary shares forfeited during the period | $	$ 1,607,143